LOAN COMMITMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Unused commitments, Revolving, open-end lines secured by real estate [Member] | Fixed [Member]
Unused Commitments to Extend Credit	$ 0	$ 0
Unused commitments, Revolving, open-end lines secured by real estate [Member] | Variable [Member]
Unused Commitments to Extend Credit	8,153	8,543
Unused commitments, Commitments to fund real estate construction loans [Member] | Fixed [Member]
Unused Commitments to Extend Credit	715	779
Unused commitments, Commitments to fund real estate construction loans [Member] | Variable [Member]
Unused Commitments to Extend Credit	2,974	1,426
Other unused commitments, Commercial and industrial loans [Member] | Fixed [Member]
Unused Commitments to Extend Credit	1,299	1,379
Other unused commitments, Commercial and industrial loans [Member] | Variable [Member]
Unused Commitments to Extend Credit	0	0
Other unused commitments, Other [Member] | Fixed [Member]
Unused Commitments to Extend Credit	631	225
Other unused commitments, Other [Member] | Variable [Member]
Unused Commitments to Extend Credit	415	1,034
Other unused commitments, Letters of credit [Member] | Fixed [Member]
Unused Commitments to Extend Credit	0	0
Other unused commitments, Letters of credit [Member] | Variable [Member]
Unused Commitments to Extend Credit	$ 0	$ 0